DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Schedule of Disposal groups, including Discontinued Operations, Income Statement, Balance sheet and Additional Disclosures [Line Items]
DISCONTINUED OPERATIONS

B.	DISCONTINUED OPERATIONS

Separation of ONE Gas - On January 31, 2014, we completed the separation of ONE Gas. ONE Gas consists of our former natural gas distribution business that includes Kansas Gas Service, Oklahoma Natural Gas and Texas Gas Service. ONEOK shareholders of record at the close of business on January 21, 2014, retained their shares of ONEOK stock and received one share of ONE Gas stock for every four shares of ONEOK stock owned in a transaction that was tax-free to ONEOK and its shareholders. ONE Gas shares were distributed following the close of business on January 31, 2014. We retained no ownership interest in ONE Gas. On the date of the separation, ONE Gas consisted of approximately $4.3 billion of assets, $2.6 billion of liabilities and $1.7 billion of equity. Excluding cash of ONE Gas at separation, the separation was accounted for as a noncash activity. These balances include certain estimates expected to be finalized in 2014.

On February 1, 2012, we sold ONEOK Energy Marketing Company, our former natural gas distribution business’s retail natural gas marketing business, to Constellation Energy Group, Inc. for $22.5 million plus working capital.  We received net proceeds of approximately $32.9 million and recognized a gain on the sale of approximately $13.5 million, net of taxes of $8.3 million. The proceeds from the sale were used to reduce short-term borrowings.

Wind Down of Energy Services Business - On March 31, 2014, we completed the accelerated wind down of our energy services business. We executed agreements in 2013 to release a significant portion of our nonaffiliated natural gas transportation and storage contracts to third parties between July 1 and December 31, 2013, at current market rates that resulted in noncash charges of $138.6 million. We executed an agreement in the first quarter 2014 to release a nonaffiliated, third-party natural gas storage contract to a third party, resulting in a noncash charge of $1.7 million. All of the remaining natural gas transportation and storage contracts not previously released or assigned expired on their own terms on or before March 31, 2014. Our energy services business continued to serve its contracted premium-services customers until these remaining contracts expired on or before March 31, 2014.

The following table summarizes the change in our liability related to released capacity contracts for the period indicated:

Year Ended
December 31, 2013
(Millions of dollars)
Beginning balance	$—
Noncash charges	138.6
Settlements	(17.7)
Accretion	1.1
Ending balance	$122.0

We recorded these charges in income from discontinued operations, net of tax in our Consolidated Statements of Income. We do not expect the total charge attributable to any severance benefits will be material. We expect future cash payments associated with released transportation and storage capacity from the wind down of our former energy services business to total approximately $80 million on an after-tax basis, which consists of approximately $33 million paid in 2014, $24 million in 2015, $13 million in 2016, and $10 million during the period from 2017 through 2023.

Results of Operations of Discontinued Operations - The results of operations for our former natural gas distribution business, including ONEOK Energy Marketing Company, and energy services business have been reported as discontinued operations for all periods presented. The tables below provide selected financial information reported in discontinued operations in the Consolidated Statements of Income for the periods presented:

	Year Ended
	December 31, 2013
	Natural Gas Distribution		Energy Services	Total
	(Thousands of dollars)
Revenues	$1,689,945		$1,381,636	$3,071,581
Cost of sales and fuel	876,944		1,554,621	2,431,565
Net margin	813,001		(172,985)	640,016
Operating costs	436,281	(a)	12,586	448,867
Depreciation and amortization	144,758		276	145,034
Operating income (loss)	231,962		(185,847)	46,115
Other income (expense), net	2,484		135	2,619
Interest expense, net	(61,366)		(2,195)	(63,561)
Income taxes	(64,307)		67,005	2,698
Income (loss) from discontinued operations, net	$108,773		$(120,902)	$(12,129)
(a) - Includes approximately $9.4 million for the year ended December 31, 2013, of costs related to the ONE Gas separation.

	Year Ended
	December 31, 2012
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Revenues	$1,404,248	$1,421,171	$2,825,419
Cost of sales and fuel	646,220	1,470,514	2,116,734
Net margin	758,028	(49,343)	708,685
Operating costs	400,247	17,414	417,661
Depreciation and amortization	130,158	360	130,518
Goodwill impairment	—	10,255	10,255
Operating income (loss)	227,623	(77,372)	150,251
Other income (expense), net	1,439	147	1,586
Interest expense, net	(60,794)	(3,874)	(64,668)
Income taxes	(63,647)	28,743	(34,904)
Income (loss) from discontinued operations, net	$104,621	$(52,356)	$52,265

	Year Ended
	December 31, 2011
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Revenues	$1,934,696	$2,274,799	$4,209,495
Cost of sales and fuel	1,171,992	2,226,059	3,398,051
Net margin	762,704	48,740	811,444
Operating costs	414,830	23,462	438,292
Depreciation and amortization	132,340	445	132,785
Operating income (loss)	215,534	24,833	240,367
Other income (expense), net	(2,829)	100	(2,729)
Interest expense, net	(54,119)	(2,882)	(57,001)
Income taxes	(60,341)	(5,461)	(65,802)
Income (loss) from discontinued operations, net	$98,245	$16,590	$114,835

Prior to the ONE Gas separation, natural gas sales and transportation and storage services provided to our former natural gas distribution business by ONEOK Partners were $64.5 million, $49.4 million and $53.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Prior to February 1, 2014, these revenues and related costs were eliminated in consolidation. Beginning February 1, 2014, these revenues represent third-party transactions with ONE Gas and are not eliminated in consolidation for all periods presented, as such sales and services have continued subsequent to the separation and are expected to continue in future periods.

Prior to the completion of the energy services wind down, natural gas sales and transportation and storage services provided to our energy services business by ONEOK Partners were $276.3 million, $299.9 million and $362.0 million for the years ended December 31, 2013, 2012 and 2011, respectively. While these transactions were eliminated in consolidation in previous periods, they are reflected now as affiliate transactions and not eliminated in consolidation for all periods presented, as these transactions have continued with third parties.

Statement of Financial Position of Discontinued Operations - The following tables present the carrying value of assets and liabilities of our former natural gas distribution and energy services businesses included in assets and liabilities of discontinued operations in the Consolidated Balance Sheets for the periods presented:

	December 31, 2013
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Assets
Cash and cash equivalents	$3,535	$213	$3,748
Accounts receivable, net	368,214	87,315	455,529
Natural gas and natural gas liquids in storage	166,128	62,663	228,791
Energy marketing and risk management assets - current	—	3,971	3,971
Other current assets	30,328	25,505	55,833
Net property, plant and equipment	3,065,272	279	3,065,551
Goodwill	157,953	—	157,953
Other assets	402,161	385	402,546
Total assets	$4,193,591	$180,331	$4,373,922
Liabilities
Current maturities of long-term debt	$6	$—	$6
Accounts payable	168,785	77,287	246,072
Energy marketing and risk management liabilities - current	—	1,515	1,515
Other current liabilities	168,964	39,131	208,095
Long-term debt, excluding current maturities	1,318	—	1,318
Deferred income taxes	826,921	(35,221)	791,700
Other deferred credits	184,214	70,998	255,212
Total liabilities	$1,350,208	$153,710	$1,503,918

	December 31, 2012
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Assets
Cash and cash equivalents	$4,498	$3,234	$7,732
Accounts receivable, net	259,031	170,097	429,128
Natural gas and natural gas liquids in storage	112,682	168,495	281,177
Energy marketing and risk management assets - current	—	37,654	37,654
Other current assets	33,346	61,860	95,206
Net property, plant and equipment	2,849,359	385	2,849,744
Goodwill	157,953	—	157,953
Energy marketing and risk management assets - non-current	—	2,553	2,553
Other assets	605,198	1,224	606,422
Total assets	$4,022,067	$445,502	$4,467,569
Liabilities
Current maturities of long-term debt	$205	$—	$205
Accounts payable	117,119	154,169	271,288
Energy marketing and risk management liabilities - current	—	23,289	23,289
Other current liabilities	136,773	16,236	153,009
Long-term debt, excluding current maturities	1,323	—	1,323
Deferred income taxes	765,019	(301)	764,718
Energy marketing and risk management liabilities - non-current	—	2,174	2,174
Other deferred credits	379,902	71	379,973
Total liabilities	$1,400,341	$195,638	$1,595,979

ONEOK provided cash management and financial services for our former energy services and natural gas distribution businesses, which included short-term borrowings and long-term notes payable. These intercompany borrowings were eliminated in consolidation and as such are not included in the liabilities of discontinued operations in the tables above. For our former energy services business, short-term borrowings due to ONEOK at December 31, 2013 and 2012 were $25.1 million and $17.5 million, respectively, and notes payable to ONEOK at December 31, 2013 and 2012 was $21.4 million. For our former natural gas distribution business, short-term borrowings due to ONEOK at December 31, 2013 and 2012 were $130.0 million and $90.0 million, respectively, and notes payable to ONEOK at December 31, 2013 and 2012 was $1.0 billion.

Restructuring and Related Costs [Table Text Block]
The following table summarizes the change in our liability related to released capacity contracts for the period indicated:

Year Ended
December 31, 2013
(Millions of dollars)
Beginning balance	$—
Noncash charges	138.6
Settlements	(17.7)
Accretion	1.1
Ending balance	$122.0

Components of Net Income (Loss) [Member]
Schedule of Disposal groups, including Discontinued Operations, Income Statement, Balance sheet and Additional Disclosures [Line Items]
Discontinued Operations
The tables below provide selected financial information reported in discontinued operations in the Consolidated Statements of Income for the periods presented:

	Year Ended
	December 31, 2013
	Natural Gas Distribution		Energy Services	Total
	(Thousands of dollars)
Revenues	$1,689,945		$1,381,636	$3,071,581
Cost of sales and fuel	876,944		1,554,621	2,431,565
Net margin	813,001		(172,985)	640,016
Operating costs	436,281	(a)	12,586	448,867
Depreciation and amortization	144,758		276	145,034
Operating income (loss)	231,962		(185,847)	46,115
Other income (expense), net	2,484		135	2,619
Interest expense, net	(61,366)		(2,195)	(63,561)
Income taxes	(64,307)		67,005	2,698
Income (loss) from discontinued operations, net	$108,773		$(120,902)	$(12,129)
(a) - Includes approximately $9.4 million for the year ended December 31, 2013, of costs related to the ONE Gas separation.

	Year Ended
	December 31, 2012
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Revenues	$1,404,248	$1,421,171	$2,825,419
Cost of sales and fuel	646,220	1,470,514	2,116,734
Net margin	758,028	(49,343)	708,685
Operating costs	400,247	17,414	417,661
Depreciation and amortization	130,158	360	130,518
Goodwill impairment	—	10,255	10,255
Operating income (loss)	227,623	(77,372)	150,251
Other income (expense), net	1,439	147	1,586
Interest expense, net	(60,794)	(3,874)	(64,668)
Income taxes	(63,647)	28,743	(34,904)
Income (loss) from discontinued operations, net	$104,621	$(52,356)	$52,265

	Year Ended
	December 31, 2011
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Revenues	$1,934,696	$2,274,799	$4,209,495
Cost of sales and fuel	1,171,992	2,226,059	3,398,051
Net margin	762,704	48,740	811,444
Operating costs	414,830	23,462	438,292
Depreciation and amortization	132,340	445	132,785
Operating income (loss)	215,534	24,833	240,367
Other income (expense), net	(2,829)	100	(2,729)
Interest expense, net	(54,119)	(2,882)	(57,001)
Income taxes	(60,341)	(5,461)	(65,802)
Income (loss) from discontinued operations, net	$98,245	$16,590	$114,835

Carrying Value of Assets and Liabilities [Member]
Schedule of Disposal groups, including Discontinued Operations, Income Statement, Balance sheet and Additional Disclosures [Line Items]
Discontinued Operations
The following tables present the carrying value of assets and liabilities of our former natural gas distribution and energy services businesses included in assets and liabilities of discontinued operations in the Consolidated Balance Sheets for the periods presented:

	December 31, 2013
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Assets
Cash and cash equivalents	$3,535	$213	$3,748
Accounts receivable, net	368,214	87,315	455,529
Natural gas and natural gas liquids in storage	166,128	62,663	228,791
Energy marketing and risk management assets - current	—	3,971	3,971
Other current assets	30,328	25,505	55,833
Net property, plant and equipment	3,065,272	279	3,065,551
Goodwill	157,953	—	157,953
Other assets	402,161	385	402,546
Total assets	$4,193,591	$180,331	$4,373,922
Liabilities
Current maturities of long-term debt	$6	$—	$6
Accounts payable	168,785	77,287	246,072
Energy marketing and risk management liabilities - current	—	1,515	1,515
Other current liabilities	168,964	39,131	208,095
Long-term debt, excluding current maturities	1,318	—	1,318
Deferred income taxes	826,921	(35,221)	791,700
Other deferred credits	184,214	70,998	255,212
Total liabilities	$1,350,208	$153,710	$1,503,918

	December 31, 2012
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Assets
Cash and cash equivalents	$4,498	$3,234	$7,732
Accounts receivable, net	259,031	170,097	429,128
Natural gas and natural gas liquids in storage	112,682	168,495	281,177
Energy marketing and risk management assets - current	—	37,654	37,654
Other current assets	33,346	61,860	95,206
Net property, plant and equipment	2,849,359	385	2,849,744
Goodwill	157,953	—	157,953
Energy marketing and risk management assets - non-current	—	2,553	2,553
Other assets	605,198	1,224	606,422
Total assets	$4,022,067	$445,502	$4,467,569
Liabilities
Current maturities of long-term debt	$205	$—	$205
Accounts payable	117,119	154,169	271,288
Energy marketing and risk management liabilities - current	—	23,289	23,289
Other current liabilities	136,773	16,236	153,009
Long-term debt, excluding current maturities	1,323	—	1,323
Deferred income taxes	765,019	(301)	764,718
Energy marketing and risk management liabilities - non-current	—	2,174	2,174
Other deferred credits	379,902	71	379,973
Total liabilities	$1,400,341	$195,638	$1,595,979